Share of loss in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share of loss in associates
Loss in associates (Note 15)	$ (5,353)	$ (4,146)	$ (15,841)
Total share of loss in associates	$ (5,353)	$ (4,146)	$ (15,841)